Long-Term Debt (Continental Cement Company, L.L.C. [Member])	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Continental Cement Company, L.L.C. [Member]
Long-Term Debt
(5)	Long-Term Debt

Long-term debt due to Summit Materials, including the current portion of long-term debt, was $155.1 million and $155.6 million as of June 28, 2014 and December 28, 2013, respectively. Interest costs incurred on the long-term debt were $5.6 million and $5.5 million in the six months ended June 28, 2014 and June 29, 2013, respectively. The interest rate in effect at June 28, 2014 was 3.7%.

Continental Cement is named as a guarantor of Summit Materials’ debt, for which Continental Cement pledged substantially all of its assets as collateral. Continental Cement provides a joint and several, full and unconditional guarantee of borrowings under Summit Materials’ senior secured credit facilities (“Senior Secured Credit Facilities”). As of June 28, 2014 and December 28, 2013, Summit Materials’ debt included $510 million and $250 million, respectively, of senior notes due January 31, 2020 (“Senior Notes”) and borrowings under the Senior Secured Credit Facilities composed of $422.0 million in term loans that mature January 30, 2019 and a $150.0 million revolving credit facility that matures January 30, 2017.

Summit Materials is and has been current on all required principal and interest payments. As of June 28, 2014, approximately $94.8 million and $60.3 million of the Company’s long-term debt due to Summit Materials represented the amount of Summit Materials’ debt that has been allocated to the Company under the Senior Secured Credit Facilities and Senior Notes, respectively, compared to $95.3 million and $60.3 million, respectively, as of December 28, 2013. The terms of Summit Materials’ debt limit certain transactions of its subsidiaries, including those of Continental Cement. Continental Cement’s ability to incur additional indebtedness or issue certain preferred shares, pay dividends to the noncontrolling members, redeem stock or make other distributions, make certain investments, sell or transfer certain assets, create liens, consolidate, merge, sell or otherwise dispose of all or substantially all of its assets or enter into certain transactions with affiliates are limited by the terms of Summit Materials’ debt.

(6)	Long-Term Debt

Long-term debt, including the current portion of long-term debt, was $155.6 million and $156.4 million as of year-end 2013 and 2012, respectively. Interest costs incurred were $11.1 million, $12.6 million and $14.6 million for the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively. The interest rate in effect at December 28, 2013 was 3.7%.

On January 30, 2012, Summit Materials refinanced its consolidated outstanding indebtedness, including $142.7 million of the Company’s indebtedness and interest thereon, by issuing $250.0 million aggregate principal amount of 10.5% Senior Notes due January 31, 2020 (the “Senior Notes”) and borrowing under its senior secured credit facilities composed of $422.0 million in term loans as of December 28, 2013 that mature January 30, 2019 and a $150.0 million revolving credit facility that matures January 30, 2017 (the “Senior Secured Credit Facilities”). As a result of the January 2012 financing transactions, Continental Cement’s existing debt was repaid by Summit Materials and was replaced by $156.8 million of long-term debt due to Summit Materials. In addition, Continental Cement recognized a charge to earnings of $0.3 million related to financing fees on the debt repaid.

The terms of Summit Materials’ debt limit certain transactions of its subsidiaries, including those of Continental Cement. Continental Cement’s ability to incur additional indebtedness or issue certain preferred shares, pay dividends to the noncontrolling members, redeem stock or make other distributions, make certain investments, sell or transfer certain assets, create liens, consolidate, merge, sell or otherwise dispose of all or substantially all of its assets, enter into certain transactions with affiliates are limited.

Continental Cement, excluding GAR, is named as a guarantor of Summit Materials’ debt, for which the Company pledged substantially all of its assets as collateral. Continental Cement, excluding GAR, provides a joint and several, full and unconditional guarantee of Summit Materials’ debt. Summit Materials is and has been current on all required principal and interest payments. As of December 28, 2013, approximately $95.3 million and $60.3 million of the Company’s long-term debt due to Summit Materials represent the amount of Summit Materials’ debt under the Senior Secured Credit Facilities and Senior Notes, respectively, that has been allocated to the Company.

Future maturities of long-term debt due to Summit Materials as of December 28, 2013 are as follows:

2014	$1,018
2015	1,018
2016	1,273
2017	1,018
2018	764
Thereafter	150,517

Total	$155,608